Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION OFICIO CIRCULAR (OFFICIAL BULLETIN) No. 715 OF FEBRUARY 3, 2012:

This appendix forms an integral part of these consolidated financial statements.

a)    Portfolio stratification

•	Trade and other receivables by aging:

	As of December 31, 2019
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	393,746,637	32,460,011	7,929,315	4,700,283	2,997,797	2,754,366	3,037,705	2,667,099	2,510,683	47,236,887	500,040,783	191,966,929
Impairment provision	(3,148,393)	(357,214)	(484,022)	(587,103)	(677,088)	(845,948)	(804,567)	(1,413,915)	(1,114,081)	(34,055,770)	(43,488,101)	—
Accounts receivable for leasing, gross	13,158,795	—	—	—	—	—	—	—	—	—	13,158,795	117,873,340
Impairment provision	(2,036,917)	—	—	—	—	—	—	—	—	—	(2,036,917)	—
Other receivables, gross	43,836,460	—	—	—	—	—	—	—	—	9,883,938	53,720,398	3,734,116
Impairment provision	(55,690)	—	—	—	—	—	—	—	—	(9,883,938)	(9,939,628)	—
Total	445,500,892	32,102,797	7,445,293	4,113,180	2,320,709	1,908,418	2,233,138	1,253,184	1,396,602	13,181,117	511,455,330	313,574,385

	As of December 31, 2018
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	360,967,952	26,520,834	8,065,762	3,947,386	2,096,447	1,400,998	1,945,691	1,528,489	2,863,502	47,716,556	457,053,617	2,046,845
Allowance for doubtful accounts	(1,309,684)	(244,773)	(260,401)	(317,546)	(419,163)	(523,349)	(584,135)	(634,104)	(2,085,824)	(32,747,456)	(39,126,435)	—
Other receivables, gross	60,242,885	—	—	—	—	—	—	—	—	10,353,445	70,596,330	58,480,998
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(10,353,445)	(10,353,445)	—
Total	419,901,153	26,276,061	7,805,361	3,629,840	1,677,284	877,649	1,361,556	894,385	777,678	14,969,100	478,170,067	60,527,843

•	By type of portfolio:

	December 31, 2019						December 31, 2018
	Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio		Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio
	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount
Aging of balances	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$
Current	1,340,828	469,633,677	36,952	116,079,889	1,377,780	585,713,566	1,370,536	353,865,825	42,898	9,101,666	1,413,434	362,967,491
1 to 30 days	433,225	30,871,310	21,280	1,588,701	454,505	32,460,011	390,536	25,894,683	19,304	626,151	409,840	26,520,834
31 to 60 days	106,521	7,630,607	8,018	298,708	114,539	7,929,315	83,029	7,864,638	6,649	201,124	89,678	8,065,762
61 to 90 days	17,349	4,363,345	2,080	336,938	19,429	4,700,283	14,466	3,827,182	2,014	120,204	16,480	3,947,386
91 to 120 days	11,084	2,852,961	1,661	144,836	12,745	2,997,797	7,515	2,007,221	1,182	89,226	8,697	2,096,447
121 to 150 days	5,819	2,510,766	1,256	243,600	7,075	2,754,366	4,393	1,266,995	892	134,003	5,285	1,400,998
151 to 180 days	3,962	2,863,659	544	174,046	4,506	3,037,705	3,007	1,697,721	459	247,970	3,466	1,945,691
181 to 210 days	3,647	2,571,731	377	95,368	4,024	2,667,099	2,805	1,446,409	311	82,080	3,116	1,528,489
211 to 250 days	2,677	2,421,028	342	89,655	3,019	2,510,683	3,237	2,772,883	311	90,619	3,548	2,863,502
More than 251 days	114,518	46,531,813	6,517	705,074	121,035	47,236,887	20,876	47,255,348	5,769	508,514	26,645	47,763,862
Total	2,039,630	572,250,897	79,027	119,756,815	2,118,657	692,007,712	1,900,400	447,898,905	79,789	11,201,557	1,980,189	459,100,462

a)	Portfolio in default and in legal collection process

	As of December 31,
	2019		2018
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	Customers	ThCh$	Customers	ThCh$
Notes receivable in default	1,888	258,073	1,876	258,372
Notes receivable in legal collection process (*)	1,287	6,313,513	2,238	10,450,383
Total	3,175	6,571,586	4,114	10,708,755

(*)Legal collections are included in the portfolio in arrears.

c)    Provisions and write-offs

	As of December 31,
	2019	2018
Provisions and Write-offs	ThCh$	ThCh$
Provision for non-renegotiated portfolio	4,403,135	2,318,330
Provision for renegotiated portfolio	5,643,865	2,461,643
Recoveries of the period	—	3,099
Total	10,047,000	4,783,072

d)    Number and value of operations

	December 31, 2019		December 31, 2018
	Total detail by type of operation	Total detail by type of operation	Total detail by type of operation	Total detail by type of operation
Number and Value of Operations	Last Quarter	Year-to-date	Last Quarter	Year-to-date
Impairment provisions and recoveries:
Number of operations	52,870	88,750	7,357	19,810
Value of operations, in ThCh$	2,451,690	10,047,000	1,596,443	4,783,072

APPENDIX 2.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES:

This appendix forms an integral part of these consolidated financial statements.

a)Portfolio stratification

•	Trade receivables by aging:

	December 31, 2019
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	More than 365 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	199,019,252	2,888,824	224 ,770	705,885	404,757	116,371	787,421	187,920	592,987	1,354,217	6,240,193	212,522,597	86,403,772
- Large customers	193,125,348	2,763,610	43,392	551,201	290,439	13,672	574,794	78,802	487,520	846,079	4,944,351	203,719,208	86,403,772
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Others	5,893,904	125,214	181,378	154,684	114,318	102,699	212,627	109,118	105,467	508,138	1,295,842	8,803,389	—
Allowance for impairment	(10,907)	(260)	(200)	(142)	(103)	(93)	(258)	(154)	(98)	(577)	(2,901,975)	(2,914,767)	—
Unbilled services	142,968,302	—	—	—	—	—	—	—	—	—	—	142,968,302	—
Billed services	56,050,950	2,888,824	224,770	705,885	404,757	116,371	787,421	187,920	592,987	1,354,217	6,240,193	69,554,295	86,403,772
DISTRIBUTION
Non-renegotiated portfolio	194,727,385	29,571,187	7,704,545	3,994,398	2,593,040	2,637,995	2,250,284	2,479,179	1,917,696	3,635,526	36,006,951	287,518,186	105,563,157
- Mass-market customers	144,845,823	21,084,861	5,054,606	1,889,878	1,672,041	1,384,133	1,257,238	922,539	789,642	2,097,222	24,433,032	205,431,015	103,267,572
- Large customers	44,406,790	6,202,698	1,154,539	421,771	95,168	271,785	448,510	209,272	206,091	775,558	5,784,217	59,976,399	7,086
- Institutional customers	5,474,772	2,283,628	1,495,400	1,682,749	825,831	982,077	544,536	1,347,368	921,963	762,746	5,789,702	22,110,772	2,288,499
Allowance for impairment	(3,137,486)	(356,954)	(483,822)	(586,961)	(676,985)	(845,855)	(804,309)	(1,413,761)	(1,113,983)	(2,476,763)	(28,676,455)	(40,573,334)	—
Unbilled services	141,740,569	—	—	—	—	—	—	—	—	—	—	141,740,569	—
Billed services	52,986,816	29,571,187	7,704,545	3,994,398	2,593,040	2,637,995	2,250,284	2,479,179	1,917,696	3,635,526	36,006,951	145,777,617	105,563,157
Total Gross Portfolio	393,746,637	32,460,011	7,929,315	4,700,283	2,997,797	2,754,366	3,037,705	2,667,099	2,510,683	4,989,743	42,247,144	500,040,783	191,966,929
Total allowance for impairment	(3,148,393)	(357,214)	(484,022)	(587,103)	(677,088)	(845,948)	(804,567)	(1,413,915)	(1,114,081)	(2,477,340)	(31,578,430)	(43,488,101)	—
Total Net Portfolio	390,598,244	32,102,797	7,445,293	4,113,180	2,320,709	1,908,418	2,233,138	1,253,184	1,396,602	2,512,403	10,668,714	456,552,682	191,966,929

	December 31, 2018
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	More than 365 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	206,893,035	1,155,988	1,453,308	708,552	203,487	7,836	39,787	483,751	153,929	1,300,506	5,415,159	217,815,338	21,255
- Large customers	198,424,050	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	787,999	5,047,281	205,465,299	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Others	8,468,985	484,951	1,205,173	567,981	203,263	562	786	440,070	97,883	512,507	367,878	12,350,039	21,255
Allowance for impairment	(21,736)	—	—	—	—	—	—	—	—	—	(1,505,948)	(1,527,684)	—
Unbilled services	165,128,644	—	—	—	—	—	—	—	—	—	—	165,128,644	—
Billed services	41,764,391	1,155,988	1,453,308	708,552	203,487	7,836	39,787	483,751	153,929	1,300,506	5,415,159	52,686,694	21,255
DISTRIBUTION
Non-renegotiated portfolio	154,074,917	25,364,846	6,612,454	3,238,834	1,892,960	1,393,162	1,905,904	1,044,738	2,709,573	4,596,217	36,404,674	239,238,279	2,025,590
- Mass-market customers	108,952,722	16,661,831	3,571,670	1,427,141	1,076,288	850,571	715,174	531,508	2,195,894	1,759,264	23,737,029	161,479,092	2,000,955
- Large customers	38,529,866	6,924,749	1,662,569	1,225,278	102,522	475	918,487	124,385	164,424	1,619,025	6,326,539	57,598,319	24,635
- Institutional customers	6,592,329	1,778,266	1,378,215	586,415	714,150	542,116	272,243	388,845	349,255	1,217,928	6,341,106	20,160,868	—
Allowance for impairment	(1,287,948)	(244,773)	(260,401)	(317,546)	(419,163)	(523,349)	(584,135)	(634,104)	(2,085,824)	(2,255,798)	(28,985,710)	(37,598,751)	—
Unbilled services	92,576,381	—	—	—	—	—	—	—	—	—	—	92,576,381	—
Billed services	61,498,536	25,364,846	6,612,454	3,238,834	1,892,960	1,393,162	1,905,904	1,044,738	2,709,573	4,596,217	36,404,674	146,661,898	2,025,590
Total Gross Portfolio	360,967,952	26,520,834	8,065,762	3,947,386	2,096,447	1,400,998	1,945,691	1,528,489	2,863,502	5,896,723	41,819,833	457,053,617	2,046,845
Total allowance for impairment	(1,309,684)	(244,773)	(260,401)	(317,546)	(419,163)	(523,349)	(584,135)	(634,104)	(2,085,824)	(2,255,798)	(30,491,658)	(39,126,435)	—
Total Net Portfolio	359,658,268	26,276,061	7,805,361	3,629,840	1,677,284	877,649	1,361,556	894,385	777,678	3,640,925	11,328,175	417,927,182	2,046,845

Since not all of our commercial databases in our Group’s subsidiaries distinguish whether the final electricity service consumer is a natural or legal person, the main management segmentation used by all the consolidated entities to monitor and follow up on trade receivables is the following:

•	Mass-market customers
•	Large customers
•	Institutional customers
•	By type of portfolio:

	December 31, 2019
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	199,019,252	2,888,824	224,770	705,885	404,757	116,371	787,421	187,920	592,987	7,594,410	212,522,597	86,403,772
- Large customers	193,125,348	2,763,610	43,392	551,201	290,439	13,672	574,794	78,802	487,520	5,790,430	203,719,208	86,403,772
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	5,893,904	125,214	181,378	154,684	114,318	102,699	212,627	109,118	105,467	1,803,980	8,803,389	—
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Non-renegotiated portfolio	184,125,135	27,982,486	7,405,837	3,657,460	2,448,204	2,394,395	2,076,238	2,383,811	1,828,041	38,937,403	273,239,010	85,518
- Mass-market customers	136,847,474	20,324,155	4,780,197	1,556,017	1,527,205	1,162,547	1,083,203	827,171	699,987	26,043,745	194,851,701	85,518
- Large customers	44,252,680	6,148,385	1,130,250	421,771	95,168	271,785	448,510	209,272	206,091	4,961,884	58,145,796	—
- Institutional customers	3,024,981	1,509,946	1,495,390	1,679,672	825,831	960,063	544,525	1,347,368	921,963	7,931,774	20,241,513	—
Renegotiated portfolio	10,602,250	1,588,701	298,708	336,938	144,836	243,600	174,046	95,368	89,655	705,074	14,279,176	105,477,639
- Mass-market customers	7,998,348	760,707	274,411	333,861	144,836	221,586	174,035	95,368	89,655	486,509	10,579,316	103,182,054
- Large Customers	154,110	54,312	24,288	—	—	—	—	—	—	46,775	279,485	7,086
- Institutional Customers	2,449,792	773,682	9	3,077	—	22,014	11	—	—	171,790	3,420,375	2,288,499

Total Gross Portfolio	393,746,637	32,460,011	7,929,315	4,700,283	2,997,797	2,754,366	3,037,705	2,667,099	2,510,683	47,236,887	500,040,783	191,966,929

	December 31, 2018
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	206,862,868	1,155,988	1,453,308	708,552	203,487	7,836	39,787	483,751	153,929	6,715,665	217,785,171	—
- Large customers	198,424,050	671,037	248,135	140,571	224	7,274	39,001	43,681	56,046	5,835,279	205,465,298	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	8,438,818	484,951	1,205,173	567,981	203,263	562	786	440,070	97,883	880,386	12,319,873	—
Renegotiated portfolio	30,167	—	—	—	—	—	—	—	—	—	30,167	21,255
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	30,167	—	—	—	—	—	—	—	—	—	30,167	21,255
DISTRIBUTION
Non-renegotiated portfolio	146,934,065	24,738,695	6,411,330	3,118,630	1,803,734	1,259,159	1,657,934	962,658	2,618,954	40,492,377	229,997,536	116,198
- Mass-market customers	101,990,338	16,096,927	3,374,622	1,306,937	987,071	716,568	577,969	449,428	2,105,275	25,035,379	152,640,514	116,198
- Large customers	38,401,049	6,873,601	1,662,570	1,225,278	102,522	475	918,487	124,385	164,424	7,898,789	57,371,580	—
- Institutional customers	6,542,678	1,768,167	1,374,138	586,415	714,141	542,116	161,478	388,845	349,255	7,558,209	19,985,442	—
Renegotiated portfolio	7,140,852	626,151	201,124	120,204	89,226	134,003	247,970	82,080	90,619	508,514	9,240,743	1,909,392
- Mass-market customers	6,962,383	564,903	197,048	120,204	89,217	134,003	137,205	82,080	90,619	460,914	8,838,576	1,884,757
- Large Customers	128,817	51,148	—	—	—	—	—	—	—	46,775	226,740	24,635
- Institutional Customers	49,652	10,100	4,076	—	9	—	110,765	—	—	825	175,427	—

Total Gross Portfolio	360,967,952	26,520,834	8,065,762	3,947,386	2,096,447	1,400,998	1,945,691	1,528,489	2,863,502	47,716,556	457,053,617	2,046,845

APPENDIX 2.2 ESTIMATED SALES AND PURCHASES OF ENERGY AND CAPACITY:

This appendix forms an integral part of these consolidated financial statements.

	12-31-2019		12-31-2018
	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMENT OF FINANCIAL POSITION	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other current receivables	310,301,370	13,929,209	209,288,934	46,336,070
Total Estimated Assets	310,301,370	13,929,209	209,288,934	46,336,070
Trade and other current payables	125,130,599	20,059,576	106,633,306	37,530,511
Total Estimated Liabilities	125,130,599	20,059,576	106,633,306	37,530,511

	12-31-2019		12-31-2018
	Energy and Capacity	Tolls	Energy and Capacity	Tolls
INCOME STATEMENT	ThCh$	ThCh$	ThCh$	ThCh$
Energy Sales	310,301,370	13,929,209	209,288,934	46,336,070
Energy Purchases	125,130,599	20,059,576	106,633,306	37,530,511